Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details) - Reinvent Technology Partners Y [Member] - USD ($)		3 Months Ended		6 Months Ended
	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company			Oct. 02, 2020	Oct. 02, 2020
Stock shares issued during the period new issues			85,000,000
Sale of stock issue price per share			$ 9.20
Proceeds from initial public offering				$ 977,500,000
Adjustment to additional paid in capital stock issuance costs		$ 53,390,327
Proceeds from warrant issue	$ 22,300,000			22,250,000
Payment to acquire restricted investments	$ 977,500,000			$ 977,500,000
Restricted investment value per share	$ 10.00
Term Of Restricted Investments	185 days		185 days	185 days
Minimum networth to effect a business combination			$ 5,000,001	$ 5,000,001
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%	100.00%
Period within which business combination must be completed from the date of closure of initial public offering			24 months	24 months
Period within which business combination must be completed from the date of closure of initial public offering in case letter of intent is executed			27 months	27 months
Period within which the public shares shall be redeemed			10 days	10 days
Provision for working capital needs			$ 701,250	$ 701,250
Expenses payable on liquidation			$ 100,000	$ 100,000
Per share amount to be maintained in the trust account			$ 10.00	$ 10.00
Deferred Legal Fees				$ 18,182
Number Of Warrants Sold			7,880,000
Business Acquisition, Pro Forma Information, price per share			$ 10.00
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquires assets as a percentage of net market value of assets held in trust account	80.00%		80.00%
Equity method investment ownership percentage	50.00%		50.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	$ 10.00
Proceeds from initial public offering	$ 977,500,000
Adjustment to additional paid in capital stock issuance costs	54,500,000
Deferred underwriting commissions	34,200,000
Deferred Legal Fees	$ 18,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	$ 10.00		$ 10.00
Proposed Initial Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues			97,750,000
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues			0
Provision for working capital needs				$ 701,250
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues	12,750,000
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues	97,750,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period	8,900,000		8,900,000
Class of warrants or rights warrants issue price per unit	$ 2.50		$ 2.50